OTHER PAYABLES AND ACCRUED EXPENSES (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
OTHER PAYABLES AND ACCRUED EXPENSES [Abstract]
Accrued expenses	$ 5,964	$ 7,056
Deferred revenues from IIA	302	110
Onerous contract liability	551	0
Government authorities	2,108	1,955
Foreign currency derivative contracts	106	901
Holdback and contingent earnout	299	1,216
Provision for returns	90	90
Others	108	96
Total other payables and accrued expenses	$ 9,528	$ 11,424